UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  ___811-22995___

TrimTabs ETF Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

2nd fl

New York, NY 10105

(Address of principal executive offices) (Zip code)

Stellar Corporate Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 217-2470

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TrimTabs ETF Trust

TrimTabs Intl Free-Cash-Flow ETF

Semi-Annual Report

March 31, 2016

Investment Management Report

Performance Report

Stock markets around the world fell sharply early in the first quarter but then rallied enough in March to recoup much of the loss. However, international markets remained generally lower than at their highs of mid-summer 2015. While this was the general environment, as seen in the table below, the range of differences between countries was quite large. Of note, the most volatile market was Canada, where the gyrations in the price of crude oil feed directly into the economy, its currency and the stock market.

Country and Representative ETF Price Change	1st Quarter (12/31/2015 – 3/31/2016)	6 Months (9/30/2015 – 3/31/2016)	Since Inception (6/1/2015 – 3/31/2016)
Australia (EWA)	+1.90%	+7.81%	-13.63%
Canada (EWC)	+10.28%	+3.09%	-14.37%
France (EWQ)	-0.12%	+0.46%	-9.94%
Germany (EWG)	-1.76%	+4.00%	-11.34%
Hong Kong (EWH)	-0.25%	+3.40%	-16.51%
Japan (EWJ)	-5.86%	-0.17%	-12.97%
The Netherlands (EWN)	+3.19%	+5.13%	-6.75%
South Korea (EWY)	+6.34%	+8.28%	-7.72%
Switzerland (EWL)	-4.22%	-2.81%	-15.52%
United Kingdom (EWU)	-2.85%	-4.33%	-18.03%

The TrimTabs International Free-Cash-Flow ETF (“FCFI” or the “Fund”) also reflected the volatile nature of the markets, not only in the first quarter but since its inception on June 1, 2015. The Fund made up some lost ground in the latter half of the first quarter and from inception is close to the performance of its benchmark, the MSCI All Country World excluding the US Index (in dollars) (“MSCI Index”).

FCFI and Benchmark	1st Quarter	6 Months	Since Inception
FCFI (NAV)	+0.73%	+3.96%	-12.90%
MSCI Index	-0.38%	+2.86%	-11.90%

ETF Comparables	1st Quarter	6 Months	Since Inception
iShares Int’l High Quality (IDHQ)	-1.84%	+3.02%	-5.35%
PowerShares Int’l Fundamentals (PXF)	-2.32%	-1.06%	-16.43%
PowerShares Int’l Dividend Achievers (PID)	+2.06%	-4.08%	-21.96%

The table also shows the three ETFs that we believe have some comparable elements to FCFI, although no single other ETF uses the same philosophy and process of FCFI. What is immediately apparent from the table is the degree to which the markets prized high quality during the whole period from June. Considering that the market has experienced two corrections in excess of 12% since June, it is not a puzzle that many investors latched on to safety. On the other hand, FCFI performed well against other measures of investment process, including dividends and earnings fundamentals.

The Fund algorithm results in a relatively large commitment to the financial sector, mostly in insurance companies, but also in a group of brokers and banks. With long-term interest rates as low as they are relative to practically zero short-term rates, we believe that profitability in the financial sector will be a struggle. The Fund’s other relatively large commitment is the materials sector, including an eclectic blend of precious metals and base metals companies. Fears of a global recession have hurt the group but some of those fears subsided late in the first quarter.

Finally, while the dollar had been extremely strong in the early part of 2015, its slight weakness since June has helped our dollar-based fund outperform the local markets generally. The exception was for the UK, where the dollar continues strong against the pound sterling as that country contemplates leaving the European Union. The euro, which comprises the heaviest weight in the Fund (as three of the countries in which the Fund invests are denominated in euros), was a strong currency relative to the dollar. The Fund’s exposure to euro-denominated companies translated to slightly better performance than was experienced by the locals.

Because of currency and pricing assumptions, there will typically be small tracking differences between the Fund and its underlying index (“Underlying Index”). The Fund’s NAV trailed the first quarter’s Underlying Index performance by approximately 120 basis points and by about that same amount since inception. Thus, the tracking error was mostly confined to first quarter and, specifically, to the period after the rebalance at the end of January. While the Underlying Index does a full reconstitution at the time of rebalancing, the operating approach initially taken by the Fund management was to perform partial rebalancing, addressing only the securities entering and leaving the securities that remained in the portfolio at their weights at the time. This was deemed a way to keep portfolio turnover limited. In the current volatile market environment that kind of approach can create tracking issues. As a result, at the end of April we did a complete reconstitution, including of the securities that remained in the portfolio after the rebalance at the end of January.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2015 through March 31, 2016).

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period	Expenses Paid During Period
TrimTabs Intl Free-Cash-Flow ETF
Actual(1)	$1,000.00	$1,039.60	0.69%	$3.52
Hypothetical (5% return before expenses)(2)	$1,000.00	$1,021.55	0.69%	$3.49

(1)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period October 1, 2015 to March 31, 2016).
(2)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period ended March 31, 2016).

Industry Breakdown (Unaudited)

Net Assets ($Mil): $13.0

% of Net Assets
Aerospace & Defense	0.5%
Air Freight & Logistics	0.6
Airlines	2.6
Auto Components	2.6
Automobiles	3.1
Banks	9.9
Beverages	0.3
Building Products	0.3
Capital Markets	4.9
Chemicals	4.2
Commercial Services & Supplies	1.7
Construction & Engineering	4.9
Construction Materials	1.2
Consumer Finance	0.3
Diversified Financial Services	2.7
Diversified Telecommunication	3.0
Electrical Equipment	2.7
Electronic Equip., Instruments	0.3
Energy Equipment & Services	2.9
Food & Staples Retailing	0.9
Gas Utilities	0.5
Health Care Providers & Services	0.8
Hotels Restaurants & Leisure	0.2
Household Durables	1.9
Independent Power and Renewable Electricity Producers	0.4
Industrial Conglomerates	2.2
Insurance	13.2
IT Services	0.5
Leisure Products	0.2
Machinery	2.1
Media	5.9
Metals & Mining	7.0
Multi-Utilities	0.7
Oil, Gas & Consumable Fuels	2.8
Personal Products	0.3
Pharmaceuticals	0.6
Professional Services	0.6
Real Estate Management & Development	1.2
Semiconductors & Semiconductor	0.6
Technology Hardware, Storage & Peripherals	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	2.8
Transportation Infrastructure	0.3
Money Market Fund	4.8
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK – 94.1%
Australia – 10.4%
Australia & New Zealand Banking Group Ltd.	2,909	$52,313
Bank of Queensland Ltd.	7,171	66,623
Bendigo and Adelaide Bank Ltd.	8,595	58,440
Challenger Ltd.	14,774	95,017
CIMIC Group Ltd.	4,630	123,367
Computershare Ltd.	8,827	66,175
CSR Ltd.	29,339	74,216
Downer EDI Ltd.	23,794	70,039
Fortescue Metals Group Ltd.	47,039	91,947
Macquarie Group Ltd.	1,094	55,423
Newcrest Mining Ltd.*	7,340	95,425
Primary Health Care Ltd.	36,681	105,441
Qantas Airways Ltd.*	23,259	72,565
Rio Tinto Ltd.	1,799	58,870
Sims Metal Management Ltd.	11,397	75,482
Spotless Group Holdings Ltd.	87,336	84,353
Westpac Banking Corp.	2,705	62,931
WorleyParsons Ltd.	9,017	37,186
Total Australia		1,345,813
Canada – 10.1%
Aimia, Inc.	3,870	25,179
Air Canada*	4,753	32,791
Alacer Gold Corp.*	14,798	26,776
Amaya, Inc.*	2,482	33,253
Bank of Montreal	459	27,874
Bank of Nova Scotia (The)	561	27,416
BlackBerry Ltd.*	3,112	25,255
Bonterra Energy Corp.	2,252	36,691
Brookfield Renewable Energy Partners LP	990	29,927
BRP, Inc.*	1,507	22,545
Canadian Energy Services & Technology Corp.	6,444	15,828
Canadian Western Bank	1,599	29,733
Capital Power Corp.	1,599	22,161
Centerra Gold, Inc.	6,487	30,119
Cogeco Communications, Inc.	573	30,557
Concordia Healthcare Corp.	947	24,237
Corus Entertainment, Inc., Class B	2,209	20,002
Ensign Energy Services, Inc.	5,497	25,310
Finning International, Inc.	1,637	24,037
Freehold Royalties Ltd.	2,203	17,878
Genworth MI Canada, Inc.	1,355	31,936
George Weston Ltd.	382	34,201
Great-West Lifeco, Inc.	1,053	28,977
Just Energy Group, Inc.	5,971	35,493
Kinross Gold Corp.*	14,057	47,948
Labrador Iron Ore Royalty Corp.	2,669	24,147
Lundin Mining Corp.*	8,430	26,548
Manulife Financial Corp.	1,751	24,780
National Bank of Canada	928	30,360
OceanaGold Corp.	17,277	47,491
Onex Corp.	538	32,792
Pengrowth Energy Corp.	32,406	42,418
Power Corp. of Canada	1,169	26,967
Power Financial Corp.	1,040	26,001
Ritchie Bros Auctioneers, Inc.	1,029	27,810
Russel Metals, Inc.	2,344	35,699
ShawCor Ltd.	1,287	27,975
Silver Standard Resources, Inc.*	3,935	21,906
Sun Life Financial, Inc.	992	32,004
Superior Plus Corp.	2,705	19,245
TORC Oil & Gas Ltd.	6,830	40,599
Toronto-Dominion Bank (The)	689	29,740
Transcontinental, Inc., Class A	2,132	33,784
Turquoise Hill Resources Ltd.*	9,337	23,868
Westshore Terminals Investment Corp.	2,850	38,117
Total Canada		1,318,375
France – 9.2%
AXA SA	4,448	104,720
BNP Paribas SA	1,724	86,768
CNP Assurances	6,784	105,796
Eiffage SA	1,319	101,310
Faurecia	2,500	94,716
Natixis SA	18,478	90,980
Numericable-SFR SA	2,284	96,136
Peugeot SA*	5,923	101,501
Publicis Groupe SA	1,360	95,499
Renault SA	937	93,102
SCOR SE	2,602	92,378
Vinci SA	1,793	133,576
Total France		1,196,482
Germany – 9.6%
BASF SE	2,666	201,131

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK (continued)
Germany (continued)
Continental AG	1,073	$244,194
Deutsche Bank AG	7,814	132,929
Deutsche Boerse AG	2,651	226,213
Deutsche Lufthansa AG*	12,227	197,636
Deutsche Telekom AG	13,940	250,229
Total Germany		1,252,332
Hong Kong – 6.3%
Bank of China Ltd., Class H	222,217	92,240
Bank of Communications Co. Ltd., Class H	211,447	139,014
BOC Hong Kong Holdings Ltd.	38,391	114,569
China Resources Land Ltd.	59,757	153,295
CITIC Ltd.	84,119	127,956
Industrial & Commercial Bank of China Ltd., Class H	344,163	192,549
Total Hong Kong		819,623
Japan – 10.6%
Asahi Kasei Corp.	15,400	104,117
Haseko Corp.	9,060	84,365
Hitachi Construction Machinery Co. Ltd.	4,800	76,258
Honda Motor Co. Ltd.	2,697	73,952
ITOCHU Corp.	7,100	87,437
JX Holdings, Inc.	21,100	81,329
Mazda Motor Corp.	4,230	65,642
Meidensha Corp.	27,000	123,071
Mitsubishi Chemical Holdings Corp.	14,300	74,648
Mitsubishi Corp.	3,859	65,354
Nippon Telegraph & Telephone Corp.	2,200	94,767
Nomura Holdings, Inc.	14,900	66,580
Sojitz Corp.	35,600	73,069
Sony Corp.	3,650	93,824
Sumitomo Corp.	7,680	76,326
Toyota Motor Corp.	1,200	63,463
Ube Industries Ltd.	38,900	68,782
Total Japan		1,372,984
Netherlands – 9.0%
Aegon NV	40,224	221,257
Boskalis Westminster NV	6,044	237,583
Delta Lloyd NV	62,507	290,482
RELX NV	19,361	338,064
STMicroelectronics NV	13,790	76,544
Total Netherlands		1,163,930
South Korea – 10.1%
AMOREPACIFIC Group	308	39,456
Chosun Refractories Co. Ltd.	524	42,567
CJ Corp.	472	80,689
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	7,193	31,889
Dongbu Insurance Co. Ltd.	643	42,675
Dongkuk Steel Mill Co. Ltd.*	8,447	50,596
Hana Financial Group, Inc.	1,580	34,264
Hanil Cement Co. Ltd.	335	27,214
Hanjin Heavy Industries & Construction Co. Ltd.*	13,696	43,534
Hanwha Corp.	1,212	37,623
Hitejinro Holdings Co. Ltd.	2,757	36,885
Hyundai Development Co. Engineering & Construction	881	35,399
Hyundai Securities Co. Ltd.	4,546	27,309
Hyundai Steel Co.	969	47,027
Industrial Bank of Korea	3,861	41,358
KB Financial Group, Inc.	1,225	34,117
Korea Gas Corp.	1,236	41,449
Korean Air Lines Co. Ltd.*	1,081	29,303
KT Corp.	1,627	42,396
LG Innotek Co. Ltd.	482	33,423
Lotte Chemical Corp.	198	59,126
Poongsan Corp.	1,838	47,654
POSCO	263	50,480
Samsung Card Co. Ltd.	1,149	37,828
SK Holdings Co. Ltd.	184	35,880
SK Innovation Co. Ltd.	518	77,908
S-Oil Corp.	854	73,108
Ssangyong Cement Industrial Co. Ltd.*	3,144	53,335
Taekwang Industrial Co. Ltd.	45	36,595
Woori Bank	4,550	37,638
Total South Korea		1,308,725
Switzerland – 9.0%
ABB Ltd.*	17,839	347,671
Transocean Ltd.	30,981	275,480
UBS Group AG	15,591	251,162

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments (concluded)
March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group AG*	1,253	$290,983
Total Switzerland		1,165,296
United Kingdom – 9.8%
Aberdeen Asset Management Plc	11,316	45,085
Aviva Plc	9,469	62,029
Berkeley Group Holdings Plc	1,379	63,735
Centrica Plc	18,083	59,137
Direct Line Insurance Group Plc	15,059	80,068
Experian Plc	4,508	80,609
Glencore Plc*	40,451	91,387
Meggitt Plc	10,577	61,767
Old Mutual Plc	23,191	64,318
Prudential Plc	3,061	57,197
RELX Plc	4,803	89,264
Rio Tinto Plc	1,787	50,189
Royal Mail Plc	12,152	83,898
Schroders Plc	1,620	62,426
Shire Plc	956	54,359
Sky Plc	4,875	71,697
St James’s Place Plc	5,978	78,861
Standard Chartered Plc	4,903	33,277
WM Morrison Supermarkets Plc	27,603	78,774
Total United Kingdom		1,268,077
TOTAL COMMON STOCK
(Cost $13,245,665)		12,211,637
RIGHTS – 0.7%
Netherlands – 0.7%
Delta Lloyd NV, 04/30/16*	62,507	86,846
MONEY MARKET FUND – 4.8%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.18%(a)
(Cost $617,229)	617,229	617,229
TOTAL INVESTMENTS – 99.6%
(Cost $14,005,380)		12,915,712
Other Assets in excess of Liabilities – 0.4%		53,769
NET ASSETS – 100.0%		$12,969,481
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stock	$12,211,637	$—	$—	$12,211,637
Rights	86,846	—	—	86,846
Money Market Fund	617,229	—	—	617,229
	$12,915,712	$—	$—	$12,915,712

For the six-months ended March 31, 2016, there were no transfers between levels. There were no Level 3 investments held in the Fund as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Assets and Liabilities
March 31, 2016 (Unaudited)

Assets:
Investments at value (Cost $14,005,380)	$12,915,712
Foreign currency (Cost $7,103)	7,163
Receivables:
Dividends and interest	53,032
Reclaims	1,166
Other assets	12
Total Assets	12,977,085
Liabilities:
Payables:
Advisory fees	7,604
Total Liabilities	7,604
Net Assets	$12,969,481
Net Assets Consists of:
Paid-in capital	$15,074,567
Accumulated net investment loss	(42,830)
Accumulated net realized loss on investments	(973,617)
Net unrealized depreciation on investments and foreign currency translation	(1,088,639)
Net Assets	$12,969,481
Shares outstanding (unlimited shares authorized)	604,000
Net asset value, per share	$21.47

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Operations
For the six-months ended March 31, 2016 (Unaudited)

Investment Income:
Dividend income (Net of foreign taxes withheld of $12,781)	$107,263
Interest income	264
Total Income	107,527
Expenses:
Advisory fees	46,966
Net Investment Income	60,561
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(677,519)
Net realized gain (loss) on in-kind redemptions	(60,607)
Net realized gain (loss) on foreign currency transactions	(1,262)
Total net realized gain (loss)	(739,388)
Net change in unrealized appreciation (depreciation) on investments	1,198,449
Net change in unrealized appreciation (depreciation) on foreign currency translation	1,124
Net change in unrealized appreciation (depreciation)	1,199,573
Net realized and unrealized gain (loss) on investments	460,185
Net Increase (Decrease) in Net Assets Resulting From Operations	$520,746

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Changes in Net Assets

	Six-Months Ended March 31, 2016 (Unaudited)	For the Period June 1, 2015(1) to September 30, 2015
Operations:
Net investment income	$60,561	$86,913
Net realized gain (loss)	(739,388)	(236,837)
Net change in unrealized appreciation (depreciation)	1,199,573	(2,288,212)
Net increase (decrease) in net assets resulting from operations	520,746	(2,438,136)
Distributions to Shareholders from:
Net investment income	(117,417)	(70,279)
Total distributions to shareholders	(117,417)	(70,279)
Shareholder Transactions:
Proceeds from shares sold	—	16,130,717
Cost of shares redeemed	(1,056,150)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,056,150)	16,130,717
Increase (Decrease) in net assets	(652,821)	13,622,302
Net Assets:
Beginning of period	13,622,302	—
End of period	$12,969,481	$13,622,302
Undistributed/Accumulated net investment income (loss) included in net assets at end of period	$(42,830)	$14,026
Changes in Shares Outstanding:
Shares outstanding, beginning of period	654,000	—
Shares sold	—	654,000
Shares redeemed	(50,000)	—
Shares outstanding, end of period	604,000	654,000
(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Financial Highlights

	Six-Months Ended March 31, 2016 (Unaudited)		For the Period June 1, 2015(1) Through September 30, 2015
Per Share Operating Performance:
For a share of capital stock outstanding throughout each period
Net asset value, beginning of period	$20.83		$25.00
Income from Investment Operations
Net investment income(2)	0.09		0.17
Net realized and unrealized gain (loss) on investments	0.73		(4.22)
Total gain (loss) from investment operations	0.82		(4.05)
Less distributions from:
Net investment income	(0.18)		(0.12)
Net asset value, end of period	$21.47		$20.83
Market Value, end of period	$21.52		$20.78
Total Return at Net Asset Value(3)	3.96%		(16.22)%
Total Return at Market Value(3)	4.45%		(16.44)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$12,969		$13,622
Ratio to average net assets of:
Expenses	0.69	%(4)	0.69	%(4)
Net investment income	0.89	%(4)	2.24	%(4)
Portfolio turnover rate(5)	57%		47%
(1)	Commencement of Operations.
(2)	Based on average daily shares outstanding.
(3)	Not Annualized for periods less than one year.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION

TrimTabs Intl Free-Cash-Flow ETF (the “Fund”) is a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on June 1, 2015 and is the date the initial creation units were established. TrimTabs Asset Management, LLC (the “Adviser”) seeded the Fund on November 26, 2014 in order to provide initial capital required by Securities and Exchange Commission rules.

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index (the “Underlying Index”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Currency Translation:  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. SECURITIES VALUATION

Investment Valuation:  The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Notes to Financial Statements (continued)

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2016, is disclosed at the end of the Fund’s Schedule of Investments.

4. FEES WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisory Fees:  The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.69% (“Management Fee”) in return for providing investment management and supervisory services.

Subject to the supervision of the Board, the Adviser bears all of its own costs associated with providing advisory services and all expenses of the Fund, except for the management fee, 12b1 plan fee, brokerage expense, acquired Fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses.

The Adviser has agreed to pay all organizational and offering costs of the Fund. Such expenses paid by the Adviser are not subject to reimbursement.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees:  Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b1 Plan”) pursuant to Rule 12b1 under the 1940 Act. Under the Rule 12b1 Plan, the Fund is

Notes to Financial Statements (continued)

authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b1 Plan.

5. CREATION AND REDEMPTION TRANSACTIONS

As of March 31, 2016, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six-months ended March 31, 2016 were $7,325,998 and $7,468,256, respectively.

For the six-months ended March 31, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were $0 and $952,413, respectively.

7. FEDERAL INCOME TAX MATTERS

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At March 31, 2016, the approximate cost of investments net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation Depreciation
Total Investments	$14,006,103	$684,197	$(1,774,588)	$(1,090,391)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and foreign currency gains (losses).

Notes to Financial Statements (concluded)

8. INDEMNIFICATION OBLIGATIONS

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

10. SUBSEQUENT EVENT

Subsequent events have been evaluated through May 24, 2016, which is the date that these financial statements were available to be issued. No subsequent events were identified that would materially impact the financial statement period.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 855-799-1509 or visiting www.trimtabsfunds.com.

Quarterly Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for its first and third quarters on Form NQ. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form NQ by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent period ended March 31, is available without charge upon request by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at www.trimtabsfunds.com.

Investment Advisor

TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor

Foreside Fund Services, LLC
3 Canal Plaza
Portland, ME 04101

Administrator, Custodian,
Fund accountant & Transfer agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Suite 1200, 695 Town Center Drive
Costa Mesa, CA 92626

Legal Counsel

K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrimTabs ETF Trust

By (Signature and Title)* /s/ Charles Biderman

   Charles Biderman, President and Trustee

   (principal executive officer)

Date 5/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles Biderman

   Charles Biderman, President and Trustee
   (principal executive officer)

Date 5/24/2016

By (Signature and Title)* /s/ Jeff Lazar

  Jeff Lazar, Principal Financial Officer

   (principal financial officer)

Date 5/24/2016

* Print the name and title of each signing officer under his or her signature.